UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, Texas  78701

13F File Number:  028-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC
Phone:     512.478.1271

Signature, Place, and Date of Signing:

 /s/ Bryant J. Regan     Austin, Texas/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $123,794 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARONS INC                     COM PAR $0.50    002535300     1440    50200 SH       SOLE                    50200
BOYD GAMING CORP               COM              103304101     4135   500000 SH       SOLE                   500000
CABOT MICROELECTRONICS CORP    COM              12709P103     1216    35000 SH       SOLE                    35000
DAWSON GEOPHYSICAL CO          COM              239359102     5046   168199 SH       SOLE                   168199
DYNAMIC MATLS CORP             COM              267888105     2733   157047 SH       SOLE                   157047
EDGEN GROUP INC                CL A             28014Q107     5061   700000 SH       SOLE                   700000
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1115    75200 SH       SOLE                    75200
EMERITUS CORP                  COM              291005106     7648   275212 SH       SOLE                   275212
FLIR SYS INC                   COM              302445101      650    25000 SH       SOLE                    25000
GRAHAM CORP                    COM              384556106     8776   354734 SH       SOLE                   354734
GULFMARK OFFSHORE INC          CL A NEW         402629208     5065   130000 SH       SOLE                   130000
HELEN OF TROY CORP LTD         COM              G4388N106     6713   175000 SH       SOLE                   175000
HOUSTON WIRE & CABLE CO        COM              44244K109     1618   125000 SH       SOLE                   125000
INTEGRATED ELECTRICAL SVC      COM              45811E301     2644   406700 SH       SOLE                   406700
MITEL NETWORKS CORP            COM              60671Q104     4393  1126519 SH       SOLE                  1126519
MONOTYPE IMAGING HOLDINGS IN   COM              61022P100     3562   150000 SH       SOLE                   150000
MTR GAMING GROUP INC           COM              553769100     5776  1750339 SH       SOLE                  1750339
MURPHY OIL CORP                COM              626717102     6373   100000 SH       SOLE                   100000
NATIONAL OILWELL VARCO INC     COM              637071101     5226    73872 SH       SOLE                    73872
NAVARRE CORP                   COM              639208107      812   357700 SH       SOLE                   357700
NORTECH SYS INC                COM              656553104      190    57316 SH       SOLE                    57316
ORION MARINE GROUP INC         COM              68628V308     4970   500000 SH       SOLE                   500000
QUALITY DISTR INC FLA          COM              74756M102     5920   703900 SH       SOLE                   703900
RED LION HOTELS CORP           COM              756764106      711   100000 SH       SOLE                   100000
RIGNET INC                     COM              766582100    14395   577207 SH       SOLE                   577207
TILE SHOP HLDGS INC            COM              88677Q109     4450   211800 SH       SOLE                   211800
TITAN MACHY INC                COM              88830R101     7659   275784 SH       SOLE                   275784
UNITED RENTALS INC             COM              911363109     5497   100000 SH       SOLE                   100000